Share-Based Payment Arrangements - Narrative (Detail)		12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Restricted share units and share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Vesting period	4 years
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share granted during period (in shares) | shares		4,920,000	0	0
Shares cancelled or forfeited (in shares) | shares		0	481,000
Share vested in period (in shares) | shares		10,337,000	10,817,000	10,817,000
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted (in USD per share)		$ 3.21	$ 2.90	$ 3.16
2021 Employee stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		10 years
Share granted during period (in shares) | shares		4,255,000	4,224,000
Granted - weighted average exercise price per share (in USD per share)		$ 2.81	$ 2.89
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Vesting period		4 years
Employee subscription rate	15.00%	15.00%
Discount rate on trading price	0.15	0.15
Restricted ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted (in USD per share)		$ 3.21
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 0.28	0.28	0.28
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 4.03	$ 4.03	$ 4.03